Right of Use Assets (Tables)	12 Months Ended
Dec. 31, 2021
Right Of Use Assets [Abstract]
Schedule of future lease payments under operating leases
As of December 31,
2021
$
2022	967
2023 and thereafter	802
Total lease payments	1,769
Less: imputed interest	204
Present value of lease liabilities	1,565